LIABILITIES TO BANKS	12 Months Ended
Mar. 31, 2011
Current Liabilities
LIABILITIES TO BANKS

Note 17          LIABILITIES TO BANKS - CURRENT

Short term liabilities to bank represent an operating line of credit, bearing interest at 3.8%, with a credit limit of 80 KUSD. Security is disclosed with the long term portion of bank debt. See Note 22.

Noncurrent Liabilities
LIABILITIES TO BANKS

Note 22          LIABILITIES TO BANKS – LONG TERM

Liabilities to banks represent bank facilities of GROUP AG with Baden-Württembergische Bank with a credit line totaling 4,017 KUSD and are collateralized by a silent blanket agreement for GROUP AG’s trade receivables. The term of the loan runs until June 30, 2014. The Company has curtailed the risk of changing interest rates existing with regard to liabilities to banks due to variable interest rate agreements by obtaining a fixed interest rate for half of its credit line. Accordingly, 2,008.5 KUSD is bearing interest at prime plus 1.5% and 2,008.5 KUSD is fixed at 3.5%